DERIVATIVES - Financial Statement Impact of Derivatives By Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	$ 879	$ (7,216)	$ (1,541)
Net investment income (loss)	3,077	3,483	3,208
Interest Credited To Policyholders Account Balances	(1,309)	(1,115)	(1,118)
Derivatives: designated for hedge accounting | Cash flow hedges:
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(67)	(71)	(9)
Net investment income (loss)	7
Interest Credited To Policyholders Account Balances	(4)	(45)	0
AOCI	230	(82)	(87)
Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(1,896)	(3,371)	1,939
Net investment income (loss)	0
Interest Credited To Policyholders Account Balances	0	0	0
AOCI	0	0	0
Currency swaps | Derivatives: designated for hedge accounting | Cash flow hedges:
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	19	(2)	0
Net investment income (loss)	7
Interest Credited To Policyholders Account Balances	(4)	(45)	0
AOCI	24	5	0
Currency swaps | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	10	3	(2)
Net investment income (loss)	0
Interest Credited To Policyholders Account Balances	0	0	0
AOCI	0	0	0
Interest swaps | Derivatives: designated for hedge accounting | Cash flow hedges:
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(86)	(69)	(9)
Net investment income (loss)	0
Interest Credited To Policyholders Account Balances	0	0	0
AOCI	206	(87)	(87)
Interest swaps | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(492)	(2,316)	2,832
Net investment income (loss)	0
Interest Credited To Policyholders Account Balances	0	0	0
AOCI	0	0	0
Futures | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	349	(607)	(955)
Net investment income (loss)	0
Interest Credited To Policyholders Account Balances	0	0	0
AOCI	0	0	0
Swaps | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	2,626	(3,608)	(3,353)
Net investment income (loss)	0
Interest Credited To Policyholders Account Balances	0	0	0
AOCI	0	0	0
Options | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(2,752)	3,883	1,663
Net investment income (loss)	0
Interest Credited To Policyholders Account Balances	0	0	0
AOCI	0	0	0
Futures | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(1,645)	(727)	1,745
Net investment income (loss)	0
Interest Credited To Policyholders Account Balances	0	0	0
AOCI	0	0	0
Credit default swaps | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	8	1	0
Net investment income (loss)	0
Interest Credited To Policyholders Account Balances	0	0	0
AOCI	0	0	0
GMIB reinsurance contracts
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)			472
Interest Credited To Policyholders Account Balances			0
AOCI			0
GMxB derivative features liability
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)			(2,238)
Interest Credited To Policyholders Account Balances			0
AOCI			0
SCS, SIO, MSO and IUL indexed features
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	2,857	(3,760)	(1,693)
Net investment income (loss)	0
Interest Credited To Policyholders Account Balances	0	0	0
AOCI	0	0	0
Total embedded derivatives
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	2,857	(3,760)	(3,459)
Net investment income (loss)	0
Interest Credited To Policyholders Account Balances	0	0	0
AOCI	0	0	0
Total derivatives
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	894	(7,202)	(1,529)
Net investment income (loss)	7
Interest Credited To Policyholders Account Balances	(4)	(45)	0
AOCI	230	(82)	(87)
Investment fees	16	15	12
Swaptions | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	0	0	9
Net investment income (loss)	0
Interest Credited To Policyholders Account Balances	0	0	0
AOCI	$ 0	$ 0	$ 0